Revenue - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue	$ 434,094	$ 260,892	$ 93,811
Revenues included in the balance of deferred revenue at the beginning of the period	300,612	159,597
As previously reported
Disclosure of products and services [line items]
Total revenue		259,516
Restated
Disclosure of products and services [line items]
Total revenue		260,892
In-game purchases
Disclosure of products and services [line items]
Total revenue	406,594		89,169
Revenues included in the balance of deferred revenue at the beginning of the period	194,934	66,096	19,535
In-game purchases | As previously reported
Disclosure of products and services [line items]
Total revenue		244,457
In-game purchases | Restated
Disclosure of products and services [line items]
Total revenue		245,833
Advertising
Disclosure of products and services [line items]
Total revenue	$ 27,500		$ 4,642
Advertising | As previously reported
Disclosure of products and services [line items]
Total revenue		15,059
Advertising | Restated
Disclosure of products and services [line items]
Total revenue		$ 15,059